Payroll and Related Benefits - Summary of Payroll and Related Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Share Of Equity Investment [line items]
Share-based payment expense	$ (340)	$ (353)	$ (348)
Payroll and related benefits	(137)	(193)	(196)
Payroll and related benefits [member]
Disclosure Of Share Of Equity Investment [line items]
Wages and salaries	(4,563)	(4,638)	(4,752)
Social security contributions	(683)	(694)	(688)
Other personnel cost	(678)	(708)	(759)
Pension expense for defined benefit plans	(193)	(192)	(196)
Share-based payment expense	(340)	(353)	(348)
Contributions to defined contribution plans	(101)	(109)	(107)
Payroll and related benefits	$ (6,558)	$ (6,694)	$ (6,850)